Quarterly Report
December 31, 2020
MFS®  Mississippi
Municipal Bond Fund
MMP-Q3

Portfolio of Investments
12/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.9%
Airport Revenue – 1.6%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$115,000	$123,430
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	75,000	77,506
Metropolitan Nashville, TN, Airport Authority Rev., “B”, 5%, 7/01/2038	845,000	1,076,386
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	45,000	50,571
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	230,000	260,804
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	35,000	39,440
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	60,000	67,145
		$1,695,282
General Obligations - General Purpose – 19.0%
Biloxi, MS, Development Bank Special Obligation, 4%, 3/01/2037	$500,000	$595,050
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	220,000	214,799
Canton, MS, Mississippi Development Bank Special Obligation, “A”, AGM, 5.75%, 10/01/2031 (Prerefunded 10/01/2021)	625,000	650,737
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	45,000	49,387
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	30,000	32,286
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	65,000	71,754
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	50,000	59,588
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	20,000	21,881
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	135,000	147,581
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,025,000	702,125
Hattiesburg, MS, Development Bank Special Obligation, 5.25%, 2/01/2049	750,000	946,290
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,000,000	1,392,680
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation Project), 4%, 2/01/2045	500,000	591,560
Mississippi Development Bank Special Obligation (Hattiesburg, Mississippi General Obligation Bond Project), 4%, 2/01/2044	115,000	133,352
Mississippi Development Bank Special Obligation (Hinds County), 5%, 11/01/2032	500,000	624,095
Mississippi Development Bank Special Obligation (Hinds County), 4%, 11/01/2042	500,000	573,025
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2031	1,000,000	1,235,850
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2032	1,000,000	1,231,270
Mississippi Development Bank Special Obligation (Vicksburg, Mississippi Sports Complex General Obligation Bond Project), BAM, 5%, 7/01/2048	1,000,000	1,203,280
Mississippi General Obligation, “B”, 3%, 10/01/2035	875,000	1,002,190
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	150,000	158,171
State of Illinois, 5.5%, 5/01/2039	150,000	181,506
State of Illinois, “A”, 4%, 12/01/2033	20,000	21,479
State of Mississippi, “A”, 5%, 10/01/2033	1,000,000	1,261,310
State of Mississippi, “A”, 5%, 11/01/2036	1,000,000	1,233,350
State of Mississippi, “B”, 5%, 9/01/2023	150,000	169,005
State of Mississippi, “B”, 5%, 12/01/2033	1,000,000	1,241,690
State of Mississippi, “B”, 4%, 10/01/2036	1,000,000	1,222,740
State of Mississippi, “B”, 4%, 10/01/2038	1,000,000	1,215,850
State of Mississippi, “D”, 4%, 12/01/2030	1,000,000	1,207,160
State of Mississippi, Capital Improvement Projects, “A”, 5%, 10/01/2030 (Prerefunded 10/01/2021)	1,000,000	1,036,030
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2032	265,000	330,293
		$20,757,364
General Obligations - Schools – 12.1%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$20,000	$24,273
Lamar County, MS, School District, 5%, 9/01/2031 (Prerefunded 9/01/2023)	1,095,000	1,233,200
Mississippi Development Bank Special Obligation (Canton Public School District), AGM, 5%, 12/01/2031	1,000,000	1,193,460
Mississippi Development Bank Special Obligation (Clinton Public School District), 4%, 4/01/2036	500,000	593,440
Mississippi Development Bank Special Obligation (Clinton Public School District), 4%, 4/01/2037	500,000	591,585
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2031	500,000	557,460
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2032	500,000	556,280
Mississippi Development Bank Special Obligation (Hinds County School District), 5%, 3/01/2043	450,000	546,840
Mississippi Development Bank Special Obligation (Jackson Public School District), BAM, 5.25%, 10/01/2037	1,000,000	1,271,800

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	$1,500,000	$1,849,605
Mississippi Development Bank Special Obligation Lafayette County School District General Obligation Bond Project), BAM, 5%, 4/01/2030	100,000	130,558
Mississippi Development Bank Special Obligation, (Mississippi Gulf Coast Community College District Facilities Construction and Refinancing Project), 5%, 12/01/2026	515,000	646,279
Natchez-Adams, MS, School District Trust Certificates, 5%, 2/01/2025	470,000	546,027
Natchez-Adams, MS, School District Trust Certificates, 5%, 2/01/2026	145,000	173,476
Natchez-Adams, MS, School District Trust Certificates, 5%, 2/01/2030	1,245,000	1,602,527
Rankin County, MS, Development Bank Special Obligation (School District General Obligation Project), 4%, 6/01/2043	750,000	854,730
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/2035	1,020,000	806,392
		$13,177,932
Healthcare Revenue - Hospitals – 8.0%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	$5,000	$5,694
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	10,000	12,253
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	6,068
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	50,000	56,944
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	500,000	570,490
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	465,000	576,860
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	535,000	616,684
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	20,000	20,072
Mississippi Hospital Equipment & Facilities Authority Refunding Rev. (Forrest County General Hospital Refunding Project), “A”, 5%, 1/01/2028	575,000	727,202
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,000,000	1,061,070
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2044 (Put Date 9/01/2025)	500,000	584,405
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	1,000,000	1,169,570
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2026	585,000	726,939
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2037	1,500,000	1,917,945
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	655,000	726,585
		$8,778,781
Industrial Revenue - Other – 0.5%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	$200,000	$201,320
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	290,000	330,847
		$532,167
Industrial Revenue - Paper – 1.7%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$750,000	$805,935
Warren County, MS, Environmental Improvement Rev. (International Paper Co. Project), “B”, 1.6%, 8/01/2027 (Put Date 6/16/2025)	1,000,000	1,047,870
		$1,853,805
Miscellaneous Revenue - Other – 1.2%
Mississippi Development Bank Special Obligation (Itwamba Community College Capital Improvement Project), 5%, 10/01/2029	$280,000	$367,802
Mississippi Development Bank Special Obligation (Itwamba Community College Capital Improvement Project), 5%, 10/01/2030	720,000	963,792
		$1,331,594
Sales & Excise Tax Revenue – 5.4%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$295,000	$305,015
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	270,000	308,399
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	40,000	47,536
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	80,000	97,314
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	80,000	99,229
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	15,000	18,963
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	35,000	44,982

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	$35,000	$43,891
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	45,000	56,447
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	35,000	39,523
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	30,000	33,784
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	750,000	1,026,157
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2030	1,000,000	1,309,940
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	20,000	21,952
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	929,000	1,035,278
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	203,000	219,979
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	71,000	76,889
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	1,085
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	33,000	36,282
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	2,000	1,886
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	38,000	33,833
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	5,945
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	346,000	269,181
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	330,000	236,290
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,891,000	585,056
		$5,954,836
Single Family Housing - State – 4.2%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, GNMA, 4%, 11/15/2047	$400,000	$433,560
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2047	380,000	411,502
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	455,000	508,599
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 3.75%, 12/01/2035	750,000	852,015
Mississippi Home Corp., Single Family Mortgage Rev., “A”, FNMA, 3.875%, 12/01/2043	280,000	310,966
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 2.875%, 12/01/2043	1,000,000	1,074,640
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	445,000	489,580
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	435,000	485,499
		$4,566,361
State & Local Agencies – 10.0%
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	$25,000	$31,542
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	25,000	31,379
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	10,000	12,513
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	115,000	151,967
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	225,000	275,107
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2023	345,000	353,139
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2024	360,000	368,492
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2025	380,000	388,964
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2029 (Prerefunded 1/01/2023)	500,000	548,035
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2030 (Prerefunded 1/01/2023)	500,000	548,035
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), ETM, 5%, 1/01/2026 (Prerefunded 1/01/2023)	2,105,000	2,307,227
Mississippi Development Bank Special Obligation (Jackson County), AGM, 5%, 7/01/2022 (Prerefunded 7/01/2021)	500,000	511,920
Mississippi Development Bank Special Obligation (Laurel Highway Refunding Project), “B”, 4%, 1/01/2022	735,000	761,982
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/2036	500,000	506,830
Mississippi Development Bank Special Obligation (Singing River Health System), AGM, 5.375%, 7/01/2036 (Prerefunded 7/01/2021)	500,000	512,840
Mississippi Development Bank Special Obligation (Tupelo Public Improvement Rev. Project), 5%, 7/01/2049	1,500,000	1,890,315
New Jersey Economic Development Authority Rev., School Facilities Construction, “AAA”, 5%, 6/15/2026	100,000	119,745
New Jersey Economic Development Authority Rev., School Facilities Construction, “LLL”, 5%, 6/15/2039	210,000	255,895

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
New Jersey Economic Development Authority Rev., School Facilities Construction, “LLL”, 5%, 6/15/2044	$355,000	$426,763
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 3%, 3/15/2049	585,000	621,428
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	280,000	313,939
		$10,938,057
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$45,000	$46,049
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	110,000	111,713
		$157,762
Tax - Other – 4.1%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$455,000	$501,419
Mississippi Development Bank Special Obligation (Jackson Public School District Limited Tax Refunding Note Project), “B”, 5%, 10/01/2023	785,000	844,613
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	510,000	515,957
State of Mississippi, Gaming Tax Rev., “A”, 4%, 10/15/2038	1,000,000	1,125,570
State of Mississippi, Gaming Tax Rev., “E”, 5%, 10/15/2030	1,305,000	1,509,480
		$4,497,039
Tobacco – 1.0%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$70,000	$92,303
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	115,000	130,926
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	260,000	294,136
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	1,285,000	195,628
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	420,000	429,958
		$1,142,951
Toll Roads – 0.9%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$110,000	$126,499
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	85,000	97,075
Triborough NY, Bridge and Tunnel Authority, (MTA Bridges and Tunnels), “C”, 3%, 11/15/2045	250,000	266,022
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	160,000	170,512
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	310,000	324,660
		$984,768
Transportation - Special Tax – 2.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	$10,000	$10,117
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	910,000	993,383
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	255,000	271,748
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	555,000	621,878
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “B-2”, 5%, 5/15/2021	350,000	353,672
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	255,000	267,204
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	110,000	123,015
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	60,000	73,045
New Jersey Transportation Trust Fund Authority, “AA”, 3%, 6/15/2050	30,000	30,000
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2050	140,000	155,327
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	40,000	48,315
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	165,000	196,698
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5.25%, 12/15/2021	55,000	57,496
		$3,201,898
Universities - Colleges – 12.0%
Jackson State University, Educational Building Corp. Rev. (Facilities and Refinancing Project), “A”, 5%, 3/01/2021	$65,000	$65,492
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	920,000	1,221,788
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AAC, 5.5%, 12/01/2023	470,000	516,135

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Mississippi State University, Educational Building Corp. Refunding Rev. (Mississippi State University Facilities Refinancing), “A”, 4%, 8/01/2043	$600,000	$682,848
Mississippi State University, Educational Building Corp. Rev. (Campus Improvement Project), 5%, 11/01/2031	500,000	593,445
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	1,000,000	1,130,050
Mississippi State University, Educational Building Corp. Rev. (Residence Hall Construction and Refunding Project), 5%, 8/01/2036 (Prerefunded 8/01/2021)	1,585,000	1,629,237
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 4%, 6/01/2047	1,000,000	1,130,080
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2047	1,250,000	1,500,350
University of Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 10/01/2028	115,000	151,416
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), 5%, 9/01/2034	1,480,000	1,774,135
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 3/01/2028	745,000	870,063
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 9/01/2035	1,515,000	1,812,728
		$13,077,767
Universities - Dormitories – 0.1%
Maryland Economic Development Corp., Student Housing Rev. (Morgan State University Project), 5%, 7/01/2056	$50,000	$55,797
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$220,000	$225,500
Utilities - Municipal Owned – 2.8%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$315,000	$357,975
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	75,000	84,598
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	85,000	95,250
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), AGM, 5%, 3/01/2035	500,000	580,475
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	240,000	193,800
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	35,000	28,262
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	16,200
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	8,100
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	90,000	72,900
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	7,950
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	90,000	72,675
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	150,000	121,125
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	15,000	15,024
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	80,000	80,120
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	40,250
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	10,000	10,012
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	32,300
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	32,300
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	5,000	4,038
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	120,000	96,900
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	500,000	524,040
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	60,000	60,086
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	55,000	58,810
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	105,000	111,506
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	120,000	128,098
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	10,000	10,696
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	8,113
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	12,150
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	60,000	47,700
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	65,000	52,650
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	16,200
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	60,000	48,600
		$3,028,903

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$185,000	$190,942
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	95,000	102,449
		$293,391
Water & Sewer Utility Revenue – 9.8%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$30,000	$34,921
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	145,000	165,770
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	30,000	33,728
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	30,000	33,341
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	120,000	148,804
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	2,000,000	2,286,460
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	25,000	28,453
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	30,000	33,955
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	15,000	17,049
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	35,000	39,640
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	750,000	865,147
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), “A”, AGM, 5%, 9/01/2023	1,220,000	1,254,465
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2045	1,305,000	1,558,535
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2050	1,500,000	1,777,335
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2043	1,000,000	1,233,800
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048	1,000,000	1,223,370
		$10,734,773
Total Municipal Bonds		$106,986,728
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	$300,000	$86,407
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 0.1% (v)	1,055,918	$1,055,918

Other Assets, Less Liabilities – 1.1%		1,179,319
Net Assets – 100.0%		$109,308,372
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,055,918 and $107,073,135, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $618,574, representing 0.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
ETM	Escrowed to Maturity
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
Derivative Contracts at 12/31/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	5	$865,938	March – 2021	$5,372
At December 31, 2020, the fund had cash collateral of $21,000 to cover any collateral or margin obligations for certain derivative contracts
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$106,986,728	$—	$106,986,728
U.S. Corporate Bonds	—	86,407	—	86,407
Mutual Funds	1,055,918	—	—	1,055,918
Total	$1,055,918	$107,073,135	$—	$108,129,053
Other Financial Instruments
Futures Contracts – Assets	$5,372	$—	$—	$5,372
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,902,197	$24,893,763	$27,739,724	$72	$(390)	$1,055,918

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,881	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2020, are as follows:
Mississippi	73.6%
Puerto Rico	7.4%
Massachusetts	2.7%
Tennessee	2.3%
New Jersey	1.7%
Illinois	1.6%
Guam	1.5%
New York	1.4%
South Carolina	1.0%
Maryland	0.9%
Alabama	0.8%
California	0.7%
Ohio	0.7%
Texas	0.6%
Virginia	0.6%
Iowa	0.5%
Michigan	0.5%
Pennsylvania	0.5%
Connecticut	0.4%
Colorado	0.1%
Florida (o)	0.0%
U.S. Treasury Securities	(0.8%)
(o) Less than 0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.